Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Finished goods	$ 41,557	$ 46,365	$ 54,357
Work in process	77,159	54,084	57,076
Raw materials	43,028	34,220	38,273
Supplies	817	531	42
Inventories	$ 162,561	$ 135,200	$ 149,748